Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases	6 Months Ended
Apr. 30, 2023 USD ($)
Lease Cost
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$ 106,302
Other Information
Cash paid for amounts included in the measurement of lease liabilities	$ 25,985
Weighted average remaining lease term – operating leases (in years)	3 years 1 month 13 days
Average discount rate – operating lease	4.75%